Document and Entity Information	Mar. 04, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Fathom Digital Manufacturing Corp
Amendment Flag	false
Entity Central Index Key	0001836176
Document Type	8-K
Document Period End Date	Mar. 04, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39994
Entity Tax Identification Number	98-1571400
Entity Address, Address Line One	1050 Walnut Ridge Drive
Entity Address, City or Town	Hartland
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53029
City Area Code	(262)
Local Phone Number	367-8254
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	FATH
Security Exchange Name	NYSE
Class A Common Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FATH.WS
Security Exchange Name	NYSE